REAL SILK INVESTMENTS, INC.
                445 North Pennsylvania Street
                          Suite 500
                 Indianapolis, Indiana  46204


                        PRESS RELEASE



                       January 25, 1999





    The Directors today declared a Quarterly Dividend of $2.50 per share, on Common Stock, payable March 4, 1999, to shareholders of record February 1, 1999.






                              REAL SILK INVESTMENTS, INC.



                              Lorretta A. Cox
                              Secretary